                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21042

Morgan Stanley Small-Mid Special Value Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                 10020
   (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: April 30, 2007

Date of reporting period: April 30, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Small-Mid Special Value Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the year ended April 30, 2007

Total Return for the 12 Months Ended April 30, 2007

Class A	Class B	Class C	Class D	Russell 2500® Value Index[1]	Lipper Mid-Cap Value Funds Index[2]
21.50%	20.57%	20.73%	21.83%	14.04%	16.33%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The 12-month reporting period had a turbulent start. May, June, and much of July 2006 were especially volatile for stocks, which faced downward pressure from recessionary fears, potentially rising inflation, declining retail sales, weakening housing data, spiking oil prices and geopolitical tensions in the Middle East. In the third quarter, however, many of the uncertainties that had been overhanging the market began to ease, contributing to more positive investor sentiment and an upturn in stock prices. The Federal Open Market Committee (the ‘‘Fed’’) discontinued its rate increases beginning in August 2006. Oil prices declined from their July record levels as the Israeli-Hezbollah conflict reached a peaceful accord and the 2006 U.S. hurricane season appeared to be relatively quiet. Gasoline prices also fell, providing some relief to consumers and buoying retail sales. Corporate earnings reports, on the whole, remained solid throughout 2006, and merger-and-acquisition (M&A) and corporate restructuring activity continued at a very robust pace. Yet, evidence of a slowing economy persisted. Housing trends continued to show weakness and third quarter gross domestic product (GDP) growth came in below expectations.

In the first two months of 2007, the environment remained supportive as economic data was generally positive, oil prices continued to fall, and corporate earnings were strong. However, on February 27th, the market encountered a dramatic decline, brought on by the combined effects of a major sell-off in China’s equity market, former Fed Chairman Alan Greenspan’s remark that the U.S. economy could enter recession, and the headline-grabbing woes of the subprime mortgage market. The volatility spilled into March, but the market stabilized by month’s end. Economic data were mixed during the month, with the subprime fallout still commanding daily headlines and consumer confidence showing a slight retreat. In addition, copper, oil, and gasoline prices moved higher. The Fed continued to cite inflation as a potential threat but did remove the tightening bias from their official statement, which some investors viewed as a sign that the Fed may cut interest rates in the future. The market performed well in April on the back of good employment data and lower than expected inflation data. Analysts and corporate managements had lowered their earnings expectations in anticipation of a slower economic environment, but a number of companies that reported first quarter 2007 earnings exceeded those expectations. The still-strong pace of M&A activity, stock buybacks, and companies being taken private fueled additional market gains.

Against this backdrop, small-cap stocks lagged large- and mid-caps, although all three market segments had positive returns for the 12-month period. Value stocks outperformed growth stocks across the market cap spectrum. The consumer staples, utilities and telecommunication services sectors led the Russell 2500® Value Index during the period. Many consumer-related areas (including consumer services, retail, and food, beverage and tobacco stocks) benefited from falling energy prices in the second half of 2006 and appeared to improve investor confidence. Utilities stocks received renewed attention from investors throughout 2006 as utility stocks’ yields become more competitive relative to bond yields, regulatory changes were favorable for the industry, and lower energy costs improved profit margins. In the telecommunication services sector, ongoing M&A activities drove positive sentiment and rising share prices.

Other sectors did not fare so well. In the financials sector, difficulties in the subprime mortgage market dragged down banking and credit and finance stocks. The consumer durables sector, which includes housing-related industries such as homebuilders and furniture and appliances, was similarly affected by the subprime woes and the impact of a slowing economy. The technology sector continued to languish due to a pricing war in the semiconductor industry, the options backdating scandal, and concerns about economic slowdown.

Performance Analysis

Morgan Stanley Small-Mid Special Value Fund outperformed the Russell 2500® Value Index and the Lipper Mid-Cap Value Funds Index for the 12 months ended April 30, 2007, assuming no deduction of applicable sales charges.

The Fund’s outperformance over the Russell 2500 Value Index during the period was driven by stock selection in a number of areas. In the consumer services sector, publishing and broadcasting holdings performed especially well. The heavy industry/transportation sector added value with business services and aerospace holdings. Although the technology sector was an area of weakness in the broad market, the Fund had positive contributions from telecom equipment, semiconductors and hardware holdings.

Although the Fund had few material detractors from relative performance during this period, performance relative to the Russell 2500 Value Index was tempered by an underweight in the utilities sector. This reduced exposure meant the Fund did not fully capture the gains made by the broad market’s second best performing sector. In the energy sector, a coal stock diminished returns. Stock selection in the basic resources sector turned out to be disappointing within the chemicals and steel industries. Although the Fund held several chemical stocks that performed well on an absolute basis, the stocks weren’t as strong as other chemical stocks represented in the Russell 2500 Value Index. Furthermore, the Fund lacked exposure to the steel industry, which benefited during the reporting period from strong industrial demand, both domestic and from China.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
ACCO Brands Corp.	3.7%
Belden CDT Inc.	3.4
MAXIMUS, Inc.	2.8
Host Hotels & Resorts Inc.	2.4
Goodrich Corp.	2.4
Conseco Inc.	2.3
Owens-Illinois, Inc.	2.3
Electronics for Imaging, Inc.	2.2
Assurant, Inc.	2.2
Fidelity National Information Services, Inc.	2.2

TOP FIVE INDUSTRIES
Aerospace & Defense	7.8%
Specialty Insurance	6.9
Miscellaneous Commercial Services	6.0
Data Processing Services	5.4
Containers/Packaging	4.4

Data as of April 30, 2007. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets, including any borrowings for investment purposes, in common stocks and other equity securities, including convertible securities, of small- and mid-size companies that the Fund’s ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., believes are undervalued relative to the marketplace or similar companies. In accordance with the Fund’s investment strategy, companies within a capitalization range of $100 million to $7.5 billion are considered small and mid-sized companies by the Investment Adviser. The Fund may invest in foreign securities (including depositary receipts) that are listed in the United States on a national securities exchange.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC.

Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and
Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment

Annual Average Total Returns — Period Ended April 30, 2007

	Class A Shares* (since 05/28/02)		Class B Shares** (since 05/28/02)		Class C Shares† (since 05/28/02)		Class D Shares†† (since 05/28/02)
Symbol	JBJAX		JBJBX		JBJCX		JBJDX
1 Year	21.50%	[3]	20.57%	[3]	20.73%	[3]	21.83%	[3]
	15.12	[4]	15.57	[4]	19.73	[4]	—
Since Inception	17.35	[3]	16.46	[3]	16.48	[3]	17.63	[3]
	16.07	[4]	16.23	[4]	16.48	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Russell 2500® Value Index measures the performance of those companies in the Russell 2500® Index with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Mid-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Mid-Cap Value Funds classification as of the date of this report.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.
‡	Ending value assuming a complete redemption on April 30, 2007.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/06 – 04/30/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/01/06	04/30/07	11/01/06 – 04/30/07
Class A
Actual (17.43% return)	$1,000.00	$1,174.30	$7.28
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.10	$6.76
Class B
Actual (16.97% return)	$1,000.00	$1,169.70	$11.35
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.33	$10.54
Class C
Actual (17.12% return)	$1,000.00	$1,171.20	$10.87
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.78	$10.09
Class D
Actual (17.64% return)	$1,000.00	$1,176.40	$5.99
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.29	$5.56

*	Expenses are equal to the Fund’s annualized expense ratios of 1.35%, 2.11%, 2.02% and 1.11% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the ‘‘Adviser’’ and the Advisory and Administration Agreements together are referred to as the ‘‘Management Agreement.’’) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (‘‘Lipper’’).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the ‘‘Lipper Report’’), compared to the performance of comparable funds selected by Lipper (the ‘‘performance peer group’’). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable
Investment Strategies

The Board noted that the Adviser did not manage any other proprietary funds with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the advisory and administrative fee (together, the ‘‘management fee’’) rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the ‘‘expense peer group’’), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund’s management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board considered that the Fund’s assets under management were relatively small. The Board concluded that economies of scale for the Fund were not a factor that needed to be considered at the present time.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called ‘‘fall-out benefits’’ derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and ‘‘float’’ benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and ‘‘soft dollar’’ benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Fund through an electronic trading system network (‘‘ECN’’). The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through ‘‘soft dollar’’ arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs, but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Small-Mid Special Value Fund

Portfolio of Investments April 30, 2007

NUMBER OF SHARES		VALUE
	Common Stocks (94.7%)
	Aerospace & Defense (7.8%)
48,400	Alliant Techsystems, Inc.*	$4,507,492
57,700	DRS Technologies, Inc.	2,902,887
95,100	Empresa Brasileira de Aeronautica S.A. (ADR) (Brazil)	4,461,141
93,700	Goodrich Corp.	5,325,908
		17,197,428
	Agricultural Commodities/ Milling (1.7%)
96,500	Corn Products International, Inc.	3,842,630
	Beverages: Alcoholic (1.5%)
34,800	Molson Coors Brewing Co. (Class B)	3,280,944
	Broadcasting (1.3%)
178,600	Sinclair Broadcast Group, Inc. (Class A)	2,916,538
	Chemicals: Agricultural (1.9%)
110,200	Agrium Inc. (Canada)	4,268,046
	Chemicals: Specialty (1.3%)
55,000	Cytec Industries, Inc.	3,019,500
	Commercial Printing/Forms (3.2%)
147,700	Cenveo Inc.*	3,788,505
80,500	RR Donnelley & Sons Co.	3,236,100
		7,024,605
	Computer Peripherals (3.6%)
184,700	Electronics for Imaging, Inc.*	4,925,949
75,100	Zebra Technologies Corp. (Class A)*	2,988,229
		7,914,178
	Containers/Packaging (4.4%)
167,700	Owens-Illinois, Inc.*	5,046,093
393,400	Smurfit-Stone Container Corp.*	4,740,470
		9,786,563
	Data Processing Services (5.4%)
183,500	Broadbridge Financial Solutions Inc.*	$3,677,340
62,100	Computer Sciences Corp.*	3,449,034
96,976	Fidelity National Information Services, Inc.	4,900,197
		12,026,571
	Drugstore Chains (1.2%)
432,200	Rite Aid Corp.*	2,653,708
	Electric Utilities (1.1%)
71,600	PNM Resources Inc.	2,330,580
	Electrical Products (3.4%)
135,400	Belden CDT Inc.	7,566,152
	Finance/Rental/Leasing (1.6%)
128,900	Avis Budget Group, Inc.*	3,625,957
	Financial Conglomerates (2.3%)
289,700	Conseco Inc.*	5,124,793
	Gas Distributors (1.5%)
116,400	UGI Corp.	3,301,104
	Home Furnishings (1.1%)
58,600	Jarden Corp.*	2,469,404
	Industrial Machinery (1.7%)
54,700	Kennametal Inc.	3,859,632
	Medical Specialties (1.5%)
56,900	Waters Corp.*	3,381,567
	Medical/Nursing Services (1.6%)
114,960	Apria Healthcare Group, Inc.*	3,648,830
	Miscellaneous Commercial Services (6.0%)
63,000	Brink’s Co. (The)	4,000,500
63,177	Geo Group Inc. (The)*	3,234,662
174,940	MAXIMUS, Inc.	6,112,404
		13,347,566
	Office Equipment/Supplies (3.7%)
342,394	ACCO Brands Corp.*	8,148,977
	Oil & Gas Production (1.6%)
70,000	Pioneer Natural Resources Co.	3,514,000

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund

Portfolio of Investments April 30, 2007 continued

NUMBER OF SHARES		VALUE
	Oilfield Services/Equipment (4.4%)
67,500	Cameron International Corp.*	$4,358,475
66,060	Superior Energy Services, Inc.*	2,399,960
44,020	Universal Compression Holdings, Inc.*	2,930,411
		9,688,846
	Packaged Software (2.6%)
251,600	Compuware Corp.*	2,483,292
249,376	MSC. Software Corp.*	3,256,851
		5,740,143
	Property – Casualty Insurers (3.3%)
35,600	Everest Re Group, Ltd. (ADR) (Bermuda)	3,582,784
6,400	White Mountains Insurance Group, Ltd. (Bermuda)	3,667,200
		7,249,984
	Publishing: Newspapers (1.6%)
95,100	Dow Jones & Co., Inc.	3,454,983
	Pulp & Paper (1.9%)
123,200	MeadWestvaco Corp.	4,109,952
	Real Estate Investment Trusts (2.4%)
208,400	Host Hotels & Resorts Inc.	5,343,376
	Regional Banks (1.4%)
37,800	Zions Bancorporation	3,092,040
	Restaurants (1.5%)
176,100	AFC Enterprises, Inc.*	3,347,661
	Semiconductors (1.8%)
131,900	Intersil Corp. (Class A)	3,929,301
	Services to the Health Industry (1.7%)
132,100	IMS Health Inc.	3,874,493
	Specialty Insurance (6.8%)
85,300	Assurant, Inc.	4,907,309
112,002	Fidelity National Financial, Inc. (Class A)	2,854,931
8,900	Markel Corp.*	4,084,299
69,000	PMI Group, Inc. (The)	3,344,430
		15,190,969
	Specialty Stores (1.5%)
99,100	PetSmart, Inc.	$3,289,129
	Specialty Telecommunications (1.5%)
71,600	CenturyTel, Inc.	3,297,180
	Tools/Hardware (1.9%)
77,600	Snap-On, Inc.	4,229,200
	Total Common Stocks (Cost $147,219,353)	210,086,530

PRINCIPAL AMOUNT IN THOUSANDS
	Convertible Bond (1.4%)
	Biotechnology
$3,400	Invitrogen Corp. 1.50% due 02/15/24 (Cost $2,984,552)	3,047,250
	Short-Term Investment (3.6%)
	Repurchase Agreement
7,942	Joint repurchase agreement account 5.22% due 05/01/07 (dated 04/30/07; proceeds $7,943,152) (a) (Cost $7,942,000)	7,942,000

Total Investments (Cost $158,145,905) (b)	99.7%	221,075,780
Other Assets in Excess Liabilities	0.3	657,516
Net Assets	100.0%	$221,733,296

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	The aggregate cost for federal income tax purposes is $158,226,618. The aggregate gross unrealized appreciation is $63,686,022 and the aggregate gross unrealized depreciation is $836,860, resulting in net unrealized appreciation of $62,849,162.

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund

Summary of Investments April 30, 2007

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Aerospace & Defense	$ 17,197,428	7.8%
Specialty Insurance	15,190,969	6.9
Miscellaneous Commercial Services	13,347,566	6.0
Data Processing Services	12,026,571	5.4
Containers/Packaging	9,786,563	4.4
Oilfield Services/Equipment	9,688,846	4.4
Office Equipment/Supplies	8,148,977	3.7
Repurchase Agreement	7,942,000	3.6
Computer Peripherals	7,914,178	3.6
Electrical Products	7,566,152	3.4
Property – Casualty Insurers	7,249,984	3.3
Commercial Printing/Forms	7,024,605	3.2
Packaged Software	5,740,143	2.6
Real Estate Investment Trusts	5,343,376	2.4
Financial Conglomerates	5,124,793	2.3
Chemicals: Agricultural	4,268,046	1.9
Tools/Hardware	4,229,200	1.9
Pulp & Paper	4,109,952	1.9
Semiconductors	3,929,301	1.8
Services to the Health Industry	3,874,493	1.7
Industrial Machinery	$ 3,859,632	1.7%
Agricultural Commodities/Milling	3,842,630	1.7
Medical/Nursing Services	3,648,830	1.7
Finance/Rental/Leasing	3,625,957	1.6
Oil & Gas Production	3,514,000	1.6
Publishing: Newspapers	3,454,983	1.6
Medical Specialties	3,381,567	1.6
Restaurants	3,347,661	1.5
Gas Distributors	3,301,104	1.5
Specialty Telecommunications	3,297,180	1.5
Specialty Stores	3,289,129	1.5
Beverages: Alcoholic	3,280,944	1.5
Regional Banks	3,092,040	1.4
Biotechnology	3,047,250	1.4
Chemicals: Specialty	3,019,500	1.3
Broadcasting	2,916,538	1.3
Drugstore Chains	2,653,708	1.2
Home Furnishings	2,469,404	1.1
Electric Utilities	2,330,580	1.1
	$221,075,780	100.0%

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund

Financial Statements

Statement of Assets and Liabilities

April 30, 2007

Assets:
Investments in securities, at value (cost $158,145,905)	$221,075,780
Cash	672
Receivable for:
Investments sold	781,196
Shares of beneficial interest sold	376,555
Dividends	47,179
Interest	11,718
Prepaid expenses and other assets	20,279
Total Assets	222,313,379
Liabilities:
Payable for:
Shares of beneficial interest redeemed	181,953
Distribution fee	148,267
Investment advisory fee	125,585
Administration fee	14,995
Transfer agent fee	3,632
Accrued expenses and other payables	105,651
Total Liabilities	580,083
Net Assets	$221,733,296
Composition of Net Assets:
Paid-in-capital	$142,749,429
Net unrealized appreciation	62,929,875
Accumulated net investment loss	(801)
Accumulated undistributed net realized gain	16,054,793
Net Assets	$221,733,296
Class A Shares:
Net Assets	$45,640,458
Shares Outstanding (unlimited authorized, $.01 par value)	2,990,646
Net Asset Value Per Share	$15.26
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$16.11
Class B Shares:
Net Assets	$132,159,513
Shares Outstanding (unlimited authorized, $.01 par value)	9,100,062
Net Asset Value Per Share	$14.52
Class C Shares:
Net Assets	$30,604,024
Shares Outstanding (unlimited authorized, $.01 par value)	2,104,904
Net Asset Value Per Share	$14.54
Class D Shares:
Net Assets	$13,329,301
Shares Outstanding (unlimited authorized, $.01 par value)	860,097
Net Asset Value Per Share	$15.50

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund

Financial Statements continued

Statement of Operations

For the year ended April 30, 2007

Net Investment Loss:
Income
Dividends (net of $17,887 foreign withholding tax)	$1,923,191
Interest	387,671
Total Income	2,310,862
Expenses
Investment advisory fee	1,403,743
Distribution fee (Class A shares)	97,845
Distribution fee (Class B shares)	1,312,268
Distribution fee (Class C shares)	272,318
Transfer agent fees and expenses	368,588
Administration fee	167,611
Shareholder reports and notices	139,494
Professional fees	105,336
Registration fees	65,596
Custodian fees	15,146
Trustees’ fees and expenses	4,278
Other	31,136
Total Expenses	3,983,359
Less: expense offset	(2,141)
Net Expenses	3,981,218
Net Investment Loss	(1,670,356)
Net Realized and Unrealized Gain:
Net realized gain	26,455,886
Net change in unrealized appreciation	14,452,381
Net Gain	40,908,267
Net Increase	$39,237,911

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED APRIL 30, 2007	FOR THE YEAR ENDED APRIL 30, 2006
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(1,670,356)	$(1,051,497)
Net realized gain	26,455,886	27,593,904
Net change in unrealized appreciation	14,452,381	19,789,809
Net Increase	39,237,911	46,332,216
Distributions to Shareholders from Net Realized Gain:
Class A shares	(4,573,219)	(5,320,954)
Class B shares	(15,402,526)	(21,099,122)
Class C shares	(3,370,549)	(4,136,870)
Class D shares	(1,013,864)	(1,355,141)
Total Distributions	(24,360,158)	(31,912,087)
Net increase (decrease) from transactions in shares of beneficial interest	(18,992,342)	441,248
Net Increase (Decrease)	(4,114,589)	14,861,377
Net Assets:
Beginning of period	225,847,885	210,986,508
End of Period (Including accumulated net investment losses of $801 and $327, respectively)	$221,733,296	$225,847,885

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund

Notes to Financial Statements April 30, 2007

1.   Organization and Accounting Policies

Morgan Stanley Small-Mid Special Value Fund (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund was organized as a Massachusetts business trust on February 21, 2002. The Fund commenced operations on May 28, 2002.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be

Morgan Stanley Small-Mid Special Value Fund

Notes to Financial Statements April 30, 2007 continued

adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.67% to the net assets of the Fund determined as of the close of each business day.

Morgan Stanley Small-Mid Special Value Fund

Notes to Financial Statements April 30, 2007 continued

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C – up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $461,026 at April 30, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended April 30, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.95%, respectively.

The Distributor has informed the Fund that for the year ended April 30, 2007, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $33, $286,436 and $2,841, respectively and received $65,325 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended April 30, 2007 aggregated $105,255,752 and $152,510,801, respectively. Included in the aforementioned transactions are purchases and sales of $196,350 and $2,302,564 respectively, with other Morgan Stanley funds, including realized gains of $56,551.

Morgan Stanley Small-Mid Special Value Fund

Notes to Financial Statements April 30, 2007 continued

For the year ended April 30, 2007, the Fund incurred brokerage commissions of $39,286 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

6.   Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund’s financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

Morgan Stanley Small-Mid Special Value Fund

Notes to Financial Statements April 30, 2007 continued

7.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED APRIL 30, 2007		FOR THE YEAR ENDED APRIL 30, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	377,345	$5,331,852	785,188	$11,239,278
Conversion from Class B	392,585	5,569,948	322,713	4,515,804
Reinvestment of distributions	314,408	4,275,957	370,742	4,893,799
Redeemed	(990,139)	(13,929,403)	(913,750)	(12,750,783)
Net increase – Class A	94,199	1,248,354	564,893	7,898,098
CLASS B SHARES
Sold	417,398	5,618,166	1,163,389	16,063,260
Conversion to Class A	(410,076)	(5,569,948)	(333,325)	(4,515,804)
Reinvestment of distributions	1,044,010	13,551,248	1,525,968	19,471,357
Redeemed	(2,611,781)	(35,286,518)	(2,842,332)	(38,959,129)
Net decrease – Class B	(1,560,449)	(21,687,052)	(486,300)	(7,940,316)
CLASS C SHARES
Sold	181,674	2,468,969	414,148	5,705,745
Reinvestment of distributions	243,150	3,158,521	303,698	3,878,227
Redeemed	(517,172)	(7,039,590)	(496,531)	(6,796,287)
Net increase (decrease) – Class C	(92,348)	(1,412,100)	221,315	2,787,685
CLASS D SHARES
Sold	438,604	6,383,901	178,628	2,534,117
Reinvestment of distributions	62,986	869,205	90,904	1,212,657
Redeemed	(309,716)	(4,394,650)	(425,293)	(6,050,993)
Net increase (decrease) – Class D	191,874	2,858,456	(155,761)	(2,304,219)
Net increase (decrease) in Fund	(1,366,724)	$(18,992,342)	144,147	$441,248

8.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Small-Mid Special Value Fund

Notes to Financial Statements April 30, 2007 continued

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED APRIL 30, 2007	FOR THE YEAR ENDED APRIL 30, 2006
Ordinary income	$6,489,379	—
Long-term capital gains	17,870,779	$31,912,087
Total distributions	$24,360,158	$31,912,087

As of April 30, 2007, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income	$1,541,607
Undistributed long-term gains	14,593,950
Net accumulated earnings	16,135,557
Temporary differences	(852)
Net unrealized appreciation	62,849,162
Total accumulated earnings	$78,983,867

As of April 30, 2007, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

Permanent differences, due to a net operating loss, resulted in the following reclassifications among the Fund’s components of net assets at April 30, 2007:

ACCUMULATED NET INVESTMENT LOSS	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN	PAID-IN-CAPITAL
$1,669,882	$(1,669,882)	—

Morgan Stanley Small-Mid Special Value Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED APRIL 30,				FOR THE PERIOD MAY 28, 2002* THROUGH APRIL 30, 2003
	2007	2006	2005	2004
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.14	$13.21	$13.07	$9.58	$10.00
Income (loss) from investment operations:
Net investment income (loss)‡	(0.03)	0.01	(0.01)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	2.87	3.03	1.55	3.52	(0.41)
Total income (loss) from investment operations	2.84	3.04	1.54	3.49	(0.42)
Less distributions from net realized gains	(1.72)	(2.11)	(1.40)	—	—
Net asset value, end of period	$15.26	$14.14	$13.21	$13.07	$9.58
Total Return†	21.50%	24.26%	11.38%	36.43%	(4.20)	% (1)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.34%	1.34%	1.30%	1.31%	1.39	%(2)
Net investment income (loss)	(0.24)%	0.11%	(0.09)%	(0.23)%	(0.08)	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$45,640	$40,966	$30,805	$14,484	$11,296
Portfolio turnover rate	52%	70%	78%	51%	69	%(1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund

Financial Highlights continued

	FOR THE YEAR ENDED APRIL 30,				FOR THE PERIOD MAY 28, 2002* THROUGH APRIL 30, 2003
	2007	2006	2005	2004
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.63	$12.89	$12.88	$9.51	$10.00
Income (loss) from investment operations:
Net investment loss‡	(0.13)	(0.09)	(0.11)	(0.12)	(0.07)
Net realized and unrealized gain (loss)	2.74	2.94	1.52	3.49	(0.42)
Total income (loss) from investment operations	2.61	2.85	1.41	3.37	(0.49)
Less distributions from net realized gains	(1.72)	(2.11)	(1.40)	—	—
Net asset value, end of period	$14.52	$13.63	$12.89	$12.88	$9.51
Total Return†	20.57%	23.34%	10.51%	35.44%	(4.90)	% (1)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.10%	2.09%	2.06%	2.07%	2.17	%(2)
Net investment loss	(1.00)%	(0.64)%	(0.85)%	(0.99)%	(0.86)	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$132,160	$145,349	$143,725	$152,811	$104,653
Portfolio turnover rate	52%	70%	78%	51%	69	%(1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund

Financial Highlights continued

	FOR THE YEAR ENDED APRIL 30,				FOR THE PERIOD MAY 28, 2002* THROUGH APRIL 30, 2003
	2007	2006	2005	2004
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.64	$12.90	$12.88	$9.51	$10.00
Income (loss) from investment operations:
Net investment loss‡	(0.13)	(0.09)	(0.11)	(0.12)	(0.07)
Net realized and unrealized gain (loss)	2.75	2.94	1.53	3.49	(0.42)
Total income (loss) from investment operations	2.62	2.85	1.42	3.37	(0.49)
Less distributions from net realized gains	(1.72)	(2.11)	(1.40)	—	—
Net asset value, end of period	$14.54	$13.64	$12.90	$12.88	$9.51
Total Return†	20.73%	23.23%	10.60%	35.44%	(4.90)	% (1)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.05%	2.09%	2.01%	2.07%	2.17	%(2)
Net investment loss	(0.95)%	(0.64)%	(0.80)%	(0.99)%	(0.86)	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$30,604	$29,976	$25,490	$23,861	$18,177
Portfolio turnover rate	52%	70%	78%	51%	69	%(1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund

Financial Highlights continued

	FOR THE YEAR ENDED APRIL 30,				FOR THE PERIOD MAY 28, 2002* THROUGH APRIL 30, 2003
	2007	2006	2005	2004
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.30	$13.31	$13.13	$9.60	$10.00
Income (loss) from investment operations:
Net investment income‡	0.00	0.06	0.02	0.00	0.01
Net realized and unrealized gain (loss)	2.92	3.04	1.56	3.53	(0.41)
Total income (loss) from investment operations	2.92	3.10	1.58	3.53	(0.40)
Less distributions from net realized gains	(1.72)	(2.11)	(1.40)	—	—
Net asset value, end of period	$15.50	$14.30	$13.31	$13.13	$9.60
Total Return†	21.83%	24.54%	11.64%	36.77%	(4.00)	% (1)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.10%	1.09%	1.06%	1.07%	1.17	%(2)
Net investment income	0.00%	0.36%	0.15%	0.01%	0.14	%(2)
Supplemental Data:
Net assets, end of period, in thousands	$13,329	$9,558	$10,967	$13,700	$12,515
Portfolio turnover rate	52%	70%	78%	51%	69	%(1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Small-Mid Special Value Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Small-Mid Special Value Fund (the ‘‘Fund’’), including the portfolio of investments, as of April 30, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Small-Mid Special Value Fund as of April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
June 22, 2007

Morgan Stanley Small-Mid Special Value Fund

Trustee and Officer Information  (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Valuation, Insurance and Compliance Committee (since February 2007); formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator—Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.
Michael Bozic (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.

Morgan Stanley Small-Mid Special Value Fund

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.
Dr. Manuel H. Johnson (58) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of Evergreen Energy.
Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003- September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.

Morgan Stanley Small-Mid Special Value Fund

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006), and Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.
W. Allen Reed (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Commitee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Formerly, Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.
Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Small-Mid Special Value Fund

Trustee and Officer Information  (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (59) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) (the ‘‘Retail Funds’’) or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the ‘‘Institutional Funds’’).
**	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.) as of April 30, 2007.

Morgan Stanley Small-Mid Special Value Fund

Trustee and Officer Information  (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (68) 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.
J. David Germany (52) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf, London, England E144AD	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail Funds and Institutional Funds (since February 2006).
Dennis F. Shea (53) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.
Amy R. Doberman (45) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000 to July 2004).
Carsten Otto (43) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Managing Director and Global Director of Compliance for Morgan Stanley Investment Management (since April 2007); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.
Stefanie V. Chang Yu (40) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December 1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, U.S. Director of Compliance (October 2004 to April 2007) and Secretary of various entities affiliated with the Investment Adviser.
Francis J. Smith (41) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).

Morgan Stanley Small-Mid Special Value Fund

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Mary E. Mullin (40) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds or the Institutional Funds.

2007 Federal Tax Notice (unaudited)

During the fiscal year ended April 30, 2007, 42.40% of the ordinary dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that 44.13% of the Fund’s ordinary dividends paid during the fiscal year ended April 30, 2007 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Also during the fiscal year ended April 30, 2007, the Fund paid to its shareholders $1.26 per share from long-term capital gains.

(This page has been left blank intentionally.)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees,

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2007 Morgan Stanley

JBJRPT-IU07-01553P-Y04/07	MORGAN STANLEY FUNDS
Morgan Stanley Small-Mid Special Value Fund Annual Report April 30, 2007

Item 2. Code of Ethics.

(a)   The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)   No information need be disclosed pursuant to this paragraph.

(c)   Not applicable.

(d)   Not applicable.

(e)   Not applicable.

(f)

      (1)   The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

      (2)   Not applicable.

      (3)   Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that Joseph J. Kearns, an
"independent" Trustee, is an "audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the
Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

                                       2

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

           2007

                                                            REGISTRANT      COVERED ENTITIES(1)
               AUDIT FEES.......................            $35,300         N/A

               NON-AUDIT FEES
                        AUDIT-RELATED FEES......            $531 (2)        $7,840,666 (2)
                        TAX FEES................            $5,300 (3)      $826,666 (4)
                        ALL OTHER FEES..........            $ -             $ -
               TOTAL NON-AUDIT FEES.............            $5,831          $8,667,332

               TOTAL............................            $41,131         $8,667,332

           2006
                                                            REGISTRANT      COVERED ENTITIES(1)
               AUDIT FEES.......................            $ 34,308        N/A

               NON-AUDIT FEES
                        AUDIT-RELATED FEES......            $540 (2)        $5,221,456 (2)
                        TAX FEES................            $5,166 (3)      $2,151,566 (4)
                        ALL OTHER FEES..........            $ -             $ -
               TOTAL NON-AUDIT FEES.............            $5,706          $7,373,022

               TOTAL............................            $40,014         $7,373,022

              N/A- Not applicable, as not required by Item 4.

             (1)  Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common
                  control with the Adviser that provides ongoing services to the
                  Registrant.
             (2)  Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
             (3)  Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and
                  review of the Registrant's tax returns.
             (4)  Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered
                  Entities' tax returns.

                                       3

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

      1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee
("general pre-approval"); or require the specific pre-approval of the Audit
Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the
Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the
Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent
Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All
Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

-----------------------
(1)  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and
     Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

                                       4

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors'
independence.

      2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

      3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent
Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit
Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit
Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to
Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

                                       5

not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.
All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered
Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the
Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

      6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.
Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.
Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

      8. Procedures

All requests or applications for services to be provided by the Independent
Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

                                       6

rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit
Committee will be submitted to the Audit Committee by both the Independent
Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's
Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial
Officer or any member of management.

      9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

      10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the
Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

          Morgan Stanley Retail Funds
          ---------------------------
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley & Co. Incorporated
          Morgan Stanley DW Inc.
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited
          Morgan Stanley Investment Management Company
          Van Kampen Asset Management
          Morgan Stanley Services Company, Inc.
          Morgan Stanley Distributors Inc.
          Morgan Stanley Trust FSB

                                       7

          Morgan Stanley Institutional Funds
          ----------------------------------
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited
          Morgan Stanley Investment Management Company
          Morgan Stanley & Co. Incorporated
          Morgan Stanley Distribution, Inc.
          Morgan Stanley AIP GP LP
          Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f)   Not applicable.

(g)   See table above.

(h)   The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and Covered Entities is compatible with maintaining the auditors'
independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

   (a)   The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.

   (b)   Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

                                       8

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that
occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       9

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Small-Mid Special Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 21, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 21, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 21, 2007

                                       10

                                                                    EXHIBIT 12 A

           CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL
           -----------------------------------------------------------
                                    OFFICERS
                                    --------
            ADOPTED SEPTEMBER 28, 2004, AS AMENDED SEPTEMBER 20, 2005
            ---------------------------------------------------------

I.       This Code of Ethics (the "Code") for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively,
         "Funds" and each, a "Fund") applies to each Fund's Principal Executive
         Officer, President, Principal Financial Officer and Treasurer (or
         persons performing similar functions) ("Covered Officers" each of whom are set forth in Exhibit B) for the purpose of promoting:

         o     honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

         o     full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

         o     compliance with applicable laws and governmental rules and regulations;

         o     prompt internal reporting of violations of the Code to an
               appropriate person or persons identified in the Code; and

         o     accountability for adherence to the Code.

               Each Covered Officer should adhere to a high standard of
business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.      COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS
         OF INTEREST

         OVERVIEW.  A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

         Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the

                                       11

Investment Company Act of 1940 ("Investment Company Act") and the Investment
Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as
"affiliated persons" (as defined in the Investment Company Act) of the Fund. The
Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions.
This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company
Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

         Each Covered Officer must not:

         o     use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the
               Fund whereby the Covered Officer would benefit personally
               (directly or indirectly);

         o     cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

         o     use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

                                       12

         Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

         Conflict of interest situations should always be approved by the
General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered
Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

         o     service or significant business relationships as a director on the board of any public or private company;

         o     accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of
               impropriety;

         o     any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

         o     a direct or indirect financial interest in commissions,
               transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         o     Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the Funds;

         o     each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's
               Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

         o     each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable
               disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the
               Funds; and

                                       13

         o     it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by
               applicable laws, rules and regulations.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

         o     upon adoption of the Code (thereafter as applicable, upon
               becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

         o     annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

         o     not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

         o     notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

         The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

         The Funds will follow these procedures in investigating and enforcing this Code:

         o     the General Counsel will take all appropriate action to
               investigate any potential violations reported to him;

         o     if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

         o     any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

         o     if the directors/trustees/managing general partners who are not
               "interested persons" as defined by the Investment Company Act
               (the "Independent Directors/Trustees/Managing General Partners")
               of the relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable

------------------------
(2)      Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       14

               policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

         o     the Independent Directors/Trustees/Managing General Partners of
               the relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

         o     any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each
Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent
Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       15

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

-------------------------

Date:
     --------------------

                                       16

                                    EXHIBIT A
                                    ---------

                                    FUND LIST

                                       AT
                                 MARCH 31, 2007

RETAIL FUNDS
------------

OPEN-END RETAIL FUNDS

      TAXABLE MONEY MARKET FUNDS
      --------------------------

1.    Active Assets Government Securities Trust ("AA Government")
2.    Active Assets Institutional Government Securities Trust ("AA Institutional
      Government")
3.    Active Assets Institutional Money Trust ("AA Institutional Money")
4.    Active Assets Money Trust ("AA Money")
5.    Morgan Stanley Liquid Asset Fund Inc. ("Liquid Asset")
6.    Morgan Stanley U.S. Government Money Market Trust ("Government Money")

      TAX-EXEMPT MONEY MARKET FUNDS
      -----------------------------

7.    Active Assets California Tax-Free Trust ("AA California")
8.    Active Assets Tax-Free Trust ("AA Tax-Free")
9.    Morgan Stanley California Tax-Free Daily Income Trust ("California
      Tax-Free Daily")
10.   Morgan Stanley New York Municipal Money Market Trust ("New York Money")
11.   Morgan Stanley Tax-Free Daily Income Trust ("Tax-Free Daily")

      EQUITY FUNDS
      ------------

12.   Morgan Stanley Allocator Fund ("Allocator Fund")+
13.   Morgan Stanley Capital Opportunities Trust ("Capital Opportunities")+
14.   Morgan Stanley Developing Growth Securities Trust ("Developing Growth")+
15.   Morgan Stanley Dividend Growth Securities Inc. ("Dividend Growth")+
16.   Morgan Stanley Equally-Weighted S&P 500 Fund ("Equally-Weighted S&P 500")+
17.   Morgan Stanley European Equity Fund Inc. ("European Equity")+
18.   Morgan Stanley Financial Services Trust ("Financial Services")+
19.   Morgan Stanley Focus Growth Fund ("Focus Growth")+
20.   Morgan Stanley Fundamental Value Fund ("Fundamental Value")+
21.   Morgan Stanley Global Advantage Fund ("Global Advantage")+
22.   Morgan Stanley Global Dividend Growth Securities ("Global Dividend
      Growth")+
23.   Morgan Stanley Health Sciences Trust ("Health Sciences")+
24.   Morgan Stanley Institutional Strategies Fund ("Institutional Strategies")+

                                       17

25.   Morgan Stanley International Fund ("International Fund")+
26.   Morgan Stanley International SmallCap Fund ("International SmallCap")+
27.   Morgan Stanley International Value Equity Fund ("International Value")+
28.   Morgan Stanley Japan Fund ("Japan Fund")+
29.   Morgan Stanley Mid-Cap Value Fund (Mid-Cap Value")+
30.   Morgan Stanley Multi-Asset Class Fund ("Multi-Asset Class")+
31.   Morgan Stanley Nasdaq-100 Index Fund ("Nasdaq-100")+
32.   Morgan Stanley Natural Resource Development Securities Inc. ("Natural
      Resource")+
33.   Morgan Stanley Pacific Growth Fund Inc. ("Pacific Growth")+
34.   Morgan Stanley Real Estate Fund ("Real Estate")+
35.   Morgan Stanley Small-Mid Special Value Fund (Small-Mid Special Value")+
36.   Morgan Stanley S&P 500 Index Fund ("S&P500 Index")+
37.   Morgan Stanley Special Growth Fund ("Special Growth")+
38.   Morgan Stanley Special Value Fund ("Special Value")+
39.   Morgan Stanley Technology Fund ("Technology")+
40.   Morgan Stanley Total Market Index Fund ("Total Market Index")+
41.   Morgan Stanley Utilities Fund ("Utilities Fund")+
42.   Morgan Stanley Value Fund ("Value Fund")+

      BALANCED FUNDS
      --------------

43.   Morgan Stanley Balanced Fund ("Balanced")+

      ASSET ALLOCATION FUND
      ---------------------

44.   Morgan Stanley Strategist Fund ("Strategist Fund")+

      TAXABLE FIXED-INCOME FUNDS
      --------------------------

45.   Morgan Stanley Convertible Securities Trust ("Convertible Securities")+
46.   Morgan Stanley Flexible Income Trust ("Flexible Income")+
47.   Morgan Stanley Income Trust ("Income Trust")+
48.   Morgan Stanley High Yield Securities Inc. ("High Yield Securities")+
49.   Morgan Stanley Limited Duration Fund ("Limited Duration Fund")
50.   Morgan Stanley Limited Duration U.S. Government Trust ("Limited Duration
      U.S. Government")
51.   Morgan Stanley Mortgage Securities Trust ("Mortgage Securities")+
52.   Morgan Stanley U.S. Government Securities Trust ("Government Securities")+

      TAX-EXEMPT FIXED-INCOME FUNDS
      -----------------------------

53.   Morgan Stanley California Tax-Free Income Fund ("California Tax-Free")+
54.   Morgan Stanley Limited Term Municipal Trust ("Limited Term Municipal")
55.   Morgan Stanley New York Tax-Free Income Fund ("New York Tax-Free")+
56.   Morgan Stanley Tax-Exempt Securities Trust ("Tax-Exempt Securities")+

                                       18

      SPECIAL PURPOSE FUNDS
      ---------------------

57.   Morgan Stanley Select Dimensions Investment Series ("Select Dimensions")

          o    Balanced Growth Portfolio
          o    Capital Opportunities Portfolio
          o    Developing Growth Portfolio
          o    Dividend Growth Portfolio
          o    Equally-Weighted S&P 500 Portfolio
          o    Flexible Income Portfolio
          o    Focus Growth Portfolio
          o    Global Equity Portfolio
          o    Growth Portfolio
          o    Money Market Portfolio
          o    Utilities Portfolio

58.   Morgan Stanley Variable Investment Series ("Variable Investment")
          o    Aggressive Equity Portfolio
          o    Dividend Growth Portfolio
          o    Equity Portfolio
          o    European Equity Portfolio
          o    Global Advantage Portfolio
          o    Global Dividend Growth Portfolio
          o    High Yield Portfolio
          o    Income Builder Portfolio
          o    Limited Duration Portfolio
          o    Money Market Portfolio
          o    Income Plus Portfolio
          o    S&P 500 Index Portfolio
          o    Strategist Portfolio
          o    Utilities Portfolio

CLOSED-END RETAIL FUNDS

      TAXABLE FIXED-INCOME CLOSED-END FUNDS
      -------------------------------------

59.   Morgan Stanley Income Securities Inc. ("Income Securities")
60.   Morgan Stanley Prime Income Trust ("Prime Income")

      TAX-EXEMPT FIXED-INCOME CLOSED-END FUNDS
      ----------------------------------------

61.   Morgan Stanley California Insured Municipal Income Trust ("California
      Insured Municipal")

                                       19

62.   Morgan Stanley California Quality Municipal Securities ("California
      Quality Municipal")
63.   Morgan Stanley Insured California Municipal Securities ("Insured
      California Securities")
64.   Morgan Stanley Insured Municipal Bond Trust ("Insured Municipal Bond")
65.   Morgan Stanley Insured Municipal Income Trust ("Insured Municipal Income")
66.   Morgan Stanley Insured Municipal Securities ("Insured Municipal
      Securities")
67.   Morgan Stanley Insured Municipal Trust ("Insured Municipal Trust")
68.   Morgan Stanley Municipal Income Opportunities Trust ("Municipal
      Opportunities")
69.   Morgan Stanley Municipal Income Opportunities Trust II ("Municipal
      Opportunities II")
70.   Morgan Stanley Municipal Income Opportunities Trust III ("Municipal
      Opportunities III")
71.   Morgan Stanley Municipal Premium Income Trust ("Municipal Premium")
72.   Morgan Stanley New York Quality Municipal Securities ("New York Quality
      Municipal")
73.   Morgan Stanley Quality Municipal Income Trust ("Quality Municipal Income")
74.   Morgan Stanley Quality Municipal Investment Trust ("Quality Municipal
      Investment")
75.   Morgan Stanley Quality Municipal Securities ("Quality Municipal
      Securities")

+- Denotes Retail Multi-Class Fund

                               INSTITUTIONAL FUNDS
                               -------------------
OPEN-END INSTITUTIONAL FUNDS

1.       Morgan Stanley Institutional Fund, Inc. ("Institutional Fund Inc.")

         Active Portfolios:
                 o   Active International Allocation Portfolio
                 o   Emerging Markets Portfolio
                 o   Emerging Markets Debt Portfolio
                 o   Focus Equity Portfolio
                 o   Global Franchise Portfolio
                 o   Global Real Estate Portfolio
                 o   Global Value Equity Portfolio
                 o   International Equity Portfolio
                 o   International Growth Equity Portfolio
                 o   International Magnum Portfolio
                 o   International Real Estate Portfolio
                 o   International Small Cap Portfolio
                 o   Large Cap Relative Value Portfolio
                 o   Money Market Portfolio
                 o   Municipal Money Market Portfolio

                                       20

                 o   Small Company Growth Portfolio
                 o   Systematic Active large Cap Core Portfolio
                 o   Systematic Active Small Cap Core Portfolio
                 o   Systematic Active Small Cap Growth Portfolio
                 o   Systematic Active Small Cap Value Portfolio
                 o   U.S. Large Cap Growth Portfolio
                 o   U.S. Real Estate Portfolio

         Inactive Portfolios*:

                 o   China Growth Portfolio
                 o   Gold Portfolio
                 o   Large Cap Relative Value Portfolio
                 o   MicroCap Portfolio
                 o   Mortgage-Backed Securities Portfolio
                 o   Municipal Bond Portfolio
                 o   U.S. Equity Plus Portfolio

2.       Morgan Stanley Institutional Fund Trust ("Institutional Fund Trust")

         Active Portfolios:

                 o   Advisory Portfolio
                 o   Advisory Foreign Fixed Income II Portfolio
                 o   Advisory Foreign Fixed Income Portfolio
                 o   Balanced Portfolio
                 o   Core Fixed Income Portfolio
                 o   Core Plus Fixed Income Portfolio
                 o   Equity Portfolio
                 o   Equity Plus Portfolio
                 o   High Yield Portfolio
                 o   Intermediate Duration Portfolio
                 o   International Fixed Income Portfolio
                 o   Investment Grade Fixed Income Portfolio
                 o   Limited Duration Portfolio
                 o   Long Duration Fixed Income Portfolio
                 o   Mid-Cap Growth Portfolio
                 o   Municipal Portfolio
                 o   U.S. Mid-Cap Value Portfolio
                 o   U.S. Small-Cap Value Portfolio
                 o   Value Portfolio

-------------------------
* Have not commenced or have ceased operations

                                       21

         Inactive Portfolios*:
                 o   Balanced Plus Portfolio
                 o   Growth Portfolio
                 o   Investment Grade Credit Advisory Portfolio
                 o   Mortgage Advisory Portfolio
                 o   New York Municipal Portfolio
                 o   Targeted Duration Portfolio
                 o   Value II Portfolio

3.       The Universal Institutional Funds, Inc. ("Universal Funds")

         Active Portfolios:
                 o   Core Plus Fixed Income Portfolio
                 o   Emerging Markets Debt Portfolio
                 o   Emerging Markets Equity Portfolio
                 o   Equity and Income Portfolio
                 o   Equity Growth Portfolio
                 o   Global Franchise Portfolio
                 o   Global Real Estate Portfolio
                 o   Global Value Equity Portfolio
                 o   High Yield Portfolio
                 o   International Growth Equity Portfolio
                 o   International Magnum Portfolio
                 o   Mid-Cap Growth Portfolio
                 o   Small Company Growth Portfolio
                 o   U.S. Mid-Cap Value Portfolio
                 o   U.S. Real Estate Portfolio
                 o   Value Portfolio

         Inactive Portfolios*:

                 o   Balanced Portfolio
                 o   Capital Preservation Portfolio
                 o   Core Equity Portfolio
                 o   International Fixed Income Portfolio
                 o   Investment Grade Fixed Income Portfolio
                 o   Latin American Portfolio
                 o   Multi-Asset Class Portfolio
                 o   Targeted Duration Portfolio

4.       Morgan Stanley Institutional Liquidity Funds ("Liquidity Funds")

-----------------------

                                       22

         Active Portfolios:

                 o   Government Portfolio
                 o   Money Market Portfolio
                 o   Prime Portfolio
                 o   Tax-Exempt Portfolio
                 o   Treasury Portfolio

         Inactive Portfolios*:

                 o   Government Securities Portfolio
                 o   Treasury Securities Portfolio

CLOSED-END INSTITUTIONAL FUNDS

5.       Morgan Stanley Asia-Pacific Fund, Inc. ("Asia-Pacific Fund")
6.       Morgan Stanley Eastern Europe Fund, Inc. ("Eastern Europe")
7.       Morgan Stanley Emerging Markets Debt Fund, Inc. ("Emerging Markets
         Debt")
8.       Morgan Stanley Emerging Markets Fund, Inc. ("Emerging Markets Fund")
9.       Morgan Stanley Global Opportunity Bond Fund, Inc. ("Global
         Opportunity")
10.      Morgan Stanley High Yield Fund, Inc. ("High Yield Fund")
11.      The Latin American Discovery Fund, Inc. ("Latin American Discovery")
12       The Malaysia Fund, Inc. ("Malaysia Fund")
13.      The Thai Fund, Inc. ("Thai Fund")
14.      The Turkish Investment Fund, Inc. ("Turkish Investment")
15.      India Investment Fund ("India Investment")

CLOSED-END FUND OF HEDGE FUNDS

16.      Morgan Stanley Institutional Fund of Hedge Funds ("Fund of Hedge
         Funds")

                                 IN REGISTRATION
MORGAN STANLEY RETAIL FUNDS
1.       Morgan Stanley American Franchise Fund

FUNDS OF HEDGE FUNDS
1.       Morgan Stanley Absolute Return Fund
2.       Morgan Stanley Institutional Fund of Hedge Funds II

---------------------
* Have not commenced or have ceased operations

                                       23

                                    EXHIBIT B
                                    ---------

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison -President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison -President and Principal Executive Officer
              Francis Smith - Chief Financial Officer and Treasurer

                   MORGAN STANLEY INDIA INVESTMENT FUND, INC.
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison - President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                       24

                                   EXHIBIT C
                                   ---------

                                 GENERAL COUNSEL
                                 ---------------

                                 Amy R. Doberman

                                       25

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Small-Mid
     Special Value Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       26

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: June 21, 2007
                                                  /s/ Ronald E. Robison
                                                  Ronald E. Robison
                                                  Principal Executive Officer

                                       27

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Small-Mid
     Special Value Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       28

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: June 21, 2007
                                               /s/ Francis Smith
                                               Francis Smith
                                               Principal Financial Officer

                                       29

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Small-Mid Special Value Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended April 30, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: June 21, 2007                      /s/ Ronald E. Robison
                                         ---------------------------
                                         Ronald E. Robison
                                         Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Small-Mid Special Value Fund and will be retained by
Morgan Stanley Small-Mid Special Value Fund and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       30

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Small-Mid Special Value Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended April 30, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: June 21, 2007                     /s/ Francis Smith
                                        ----------------------
                                        Francis Smith
                                        Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Small-Mid Special Value Fund and will be retained by
Morgan Stanley Small-Mid Special Value Fund and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       31